DWS Intermediate Tax-Free Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS Intermediate Tax-Free Fund	Sep. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.63%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.57%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.38%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.38%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.38%